Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Business Description [Line Items]
Schedule of Consolidated Financial Statements of the Company

The consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jin Med	January 14, 2020	Cayman Island	Parent	Investment holding

Zhongjin HK	February 25, 2020	Hong Kong	100%	Investment holding

Erhua Med	September 24, 2020	PRC	100%	WFOE, Investment holding

Changzhou Zhongjin	January 26, 2006	PRC	VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Taizhou Zhongjin	June 17, 2013	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Jing’ao	December 18, 2014	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Kangma	August 21, 2023	PRC	80% controlled subsidiary of the VIE	Sales of wheelchair and other mobility products

Anhui Zhongjin	October 7, 2023	PRC	100%	Not in operation yet

Zhongjin Kangma Health	February 19, 2025	PRC	100% controlled subsidiary of the Zhongjin Kangma	Newly incorporated – not in operation yet

Guangxi Zhongjin	December 11, 2025	PRC	100%	Newly incorporated – not in operation yet

VIE [Member]
Organization and Business Description [Line Items]
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	September 30, 2025	September 30, 2024
Current assets	$38,865,435	$37,842,016
Non-current assets	1,622,787	1,971,681
Total assets	$40,488,222	$39,813,697
Current liabilities	$23,438,856	$17,013,879
Non-current liabilities	-	96,175
Total liabilities	$23,438,856	$17,110,054

Schedule of Revenue
	For the Years Ended September 30,
	2025	2024	2023
Net revenue	$20,687,274	$23,502,010	$19,821,457
Net income	$1,727,900	$4,508,981	$3,438,466

Schedule of Cash Flow Statement
	For the Years Ended September 30,
	2025	2024	2023
Net cash provided by operating activities	$3,637,903	$65,036	$3,566,639
Net cash used in investing activities	(11,250,161)	(9,370,058)	(2,430,248)
Net cash provided by (used in) financing activities	$7,353,231	$11,204,749	$(213,892)